Summary of Restricted Stock Activity (Detail) - Restricted Stock - $ / shares shares in Thousands	12 Months Ended
	May. 02, 2015	May. 03, 2014	Apr. 27, 2013
Number of Shares
Beginning Balance	99	285	1,384
Granted	43	61	60
Vested	(96)	(194)	(866)
Forfeited	(3)	(53)	(293)
Ending Balance	43	99	285
Weighted Average Grant Date Fair Value
Beginning Balance	$ 14.09	$ 15.91	$ 19.68
Granted	22.24	13.81	11.52
Vested	14.10	16.15	20.49
Forfeited	13.46	16.02	19.24
Ending Balance	$ 22.24	$ 14.09	$ 15.91